Supplemental cash flow information	9 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
12.   Supplemental cash flow information

Non-cash financing and investing activities

In the nine months ended March 31, 2012 and 2011, the Company incurred the following non-cash investing and financing transactions:

	Nine months ended March 31,
	2012	2011
	$	$
Amortization capitalized to mineral interests	71,378	65,865
Transfer of share option reserve upon exercise of stock options	77,306	16,332
Transfer of warrants reserve upon exercise of warrants	558	-